Business Combinations	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combinations

Note 2: Business Combinations
We regularly explore opportunities to acquire financial services companies and businesses. Generally, we do not make a public announcement about an acquisition opportunity until a definitive agreement has been signed. We also periodically review existing businesses to ensure they remain strategically aligned with our operating business model and risk profile.
Business combinations completed in 2016, 2015 and 2014 are presented in Table 2.1. As of December 31, 2016, we had no pending acquisitions.

Table 2.1: Business Combinations Activity

Name of acquisition	Location	Type of business	Date	Total assets (in millions)
2016:
GE Railcar Services	Chicago, IL	Railcar and locomotive leasing	January 1	$4,339
GE Capital's Commercial Distribution Finance and Vendor Finance Businesses	North America, Asia, Australia / New Zealand and EMEA	Specialty Lending	March 1, July 1, August 1 & October 1	32,531
Analytic Investors, LLC	Los Angeles, CA	Asset Management	October 1	106
				$36,976
2015:
hs.Financial Products GmbH	Germany	Asset Management	November 30	$3
2014:
Helm Financial Corporation	San Francisco, CA	Railcar and locomotive leasing	April 15	$422

We also completed two significant and a few small divestitures during 2016. On March 31, 2016, we completed the divestiture of Rural Community Insurance, our crop insurance business. The transaction resulted in a pre-tax gain for 2016 of $374 million. On May 31, 2016, we sold our health benefit services business, which resulted in a pre-tax gain of $290 million.